Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities	The following tables show the carrying amounts of financial assets and financial liabilities by category of financial instrument and reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade and other receivables, net” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as other tax receivables or advance payments for services to be received in the future), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2022
Assets as per statement of financial position
Trade and other receivables	108,025	—	108,025	120,353	228,378
Derivative financial instruments	—	5,342	5,342	—	5,342
Restricted short term investment	—	98,571	98,571	—	98,571
Cash and cash equivalents	230,653	—	230,653	—	230,653
Total	338,678	103,913	442,591	120,353	562,944

	Financial liabilities at amortized cost	Liabilities at fair value through profit or loss	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	214,990	—	214,990	44,617	259,607
Borrowings (i)	1,007,752	—	1,007,752	—	1,007,752
Leases Liabilities	337,980	—	337,980	—	337,980
Derivative financial instruments (i)	—	3,057	3,057	—	3,057
Total	1,560,722	3,057	1,563,779	44,617	1,608,396

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2021
Assets as per statement of financial position
Trade and other receivables	101,371	—	101,371	86,709	188,080
Derivative financial instruments	—	1,585	1,585	—	1,585
Cash and cash equivalents	199,766	—	199,766	—	199,766
Total	301,137	1,585	302,722	86,709	389,431

	Financial liabilities at amortized cost	Liabilities at fair value through profit or loss	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	153,459	—	153,459	15,571	169,030
Borrowings (i)	817,651	—	817,651	—	817,651
Leases Liabilities	246,854	—	246,854	—	246,854
Derivative financial instruments (i)	—	1,283	1,283	—	1,283
Total	1,217,964	1,283	1,219,247	15,571	1,234,818

(i) The Group formally documents and designates cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars using a portion of its borrowings denominated in U.S. Dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (See Note 2 for details).
Schedule of Income, Expense, Gains and Losses on Financial Instruments
Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial asset / liabilities at amortized cost	Assets/ liabilities at fair value through profit or loss	Total
December 31, 2022
Interest income (i)	5,117	664	5,781
Interest expense (i)	(50,037)	—	(50,037)
Foreign exchange gain (i)	19,278	—	19,278
Loss from derivative financial instruments (ii)	(4,472)	(4,754)	(9,226)
Finance cost related to lease liabilities	(31,113)	—	(31,113)

	Financial assets / liabilities at amortized cost	Assets/ liabilities at fair value through profit or loss	Total
December 31, 2021
Interest income (i)	4,081	—	4,081
Interest expense (i)	(62,536)	—	(62,536)
Foreign exchange gains losses (i)	18,939	—	18,939
Loss from derivative financial instruments (ii)	—	(15,478)	(15,478)
Finance cost related to lease liabilities	(16,502)	—	(16,502)

(i)Included in “Financial Results, net” in the consolidated statement of income.
(ii)Included in “Other operating income, net” and “Financial Results, net” in the consolidated statement of income.

Schedule of Fair Value Measurement of Assets and Liabilities
The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of December 31, 2022 and 2021 and their allocation to the fair value hierarchy:

		Level 1	Level 2	Total
Assets
Derivative financial instruments	2022	134	5,208	5,342
Restricted short-term investment (1)	2022	98,571	—	98,571
Derivative financial instruments	2021	828	757	1,585

Liabilities
Derivative financial instruments	2022	(2,800)	(257)	(3,057)
Derivative financial instruments	2021	(1,283)	—	(1,283)
(1) US-Treasury Bills with maturity from the date of acquisition longer than 90 days used as collateral for short-term borrowings. These investments are not available for use by other entities of the Group. See Note 26.
When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	Total

Futures	Quoted price	—	—	1	(2,689)

Non derivable future (“NDF”)	Quoted price	Swap curve	Present value method	2	(160)

NDF	Quoted price	Foreign-exchange curve	Present value method	1	23

Interest-rate swaps	Theoretical price	Money market interest-rate curve	Present value method	2	5,111

US-Treasury Bills	Quoted price	—	—	1	98,571